NOTE 4 - WARRANTS	3 Months Ended
Jun. 30, 2013
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
NOTE 4 – WARRANTS

Warrant activity for the year ended December 31, 2012 and the six months ended June 30, 2013 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2011 (audited)	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2012 (audited) and June 30, 2013 (unaudited)	1,580,000	$0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.